Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Leeses [Line Items]
Operating lease expense	$ 6,004	$ 432,422	$ 582,631
Operating lease right-of-use assets	595,440	$ 381,795	$ 41,968
Interest on lease liabilities amount	$ 24,016
Office Space [Member]
Leeses [Line Items]
Term of remaining lease	10 months 24 days
Operating lease, discount rate	3.35%
Warehouse [Member]
Leeses [Line Items]
Term of remaining lease	6 months
Warehouse [Member]
Leeses [Line Items]
Operating lease, discount rate	2.85%